Expense Example - Great-West Core Strategies International Equity Fund	Institutional 1 Year	Institutional 3 Years	Institutional 5 Years	Institutional 10 Years	Investor 1 Year	Investor 3 Years	Investor 5 Years	Investor 10 Years
USD ($)	66	517	995	2,316	102	406	732	1,655